UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	1/31/2008

Item 1.	Schedule of Investments

Dryden International Equity Fund

Schedule of Investments

as of January 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.6%
COMMON STOCKS 97.4%
Australia 5.9%
152,206	AGL Energy, Ltd.	$1,659,131
50,393	Babcock & Brown, Ltd.	845,269
32,888	Bendigo Bank Ltd	372,509
392,490	BHP Billiton, Ltd.	13,160,103
122,495	Centro Properties Group	74,744
344,874	Challenger Financial Services Group, Ltd.	1,108,678
103,900	Coca- Cola Amatil, Ltd.	881,761
63,470	Computershare, Ltd.	462,283
153,057	CSL, Ltd.	4,791,479
180,479	Downer EDI, Ltd.	871,731
747,158	Goodman Fielder, Ltd.	1,147,137
636,017	ING Industrial Fund	1,162,215
46,491	Macquarie Bank, Ltd.	2,708,246
470,115	Mirvac Group	2,134,960
54,996	National Australian Bank, Ltd.	1,736,278
30,443	Origin Energy, Ltd.	240,517
349,046	Pacific Brands, Ltd.	897,678
1,060,301	Quantas Airways, Ltd.	4,500,447
106,690	Stockland	703,988
89,989	Suncorp-Metway, Ltd.	1,251,639
27,441	Wesfarmers LTD-PPS(a)	882,139
116,856	Westpac Banking Corp.	2,725,276
273,819	Woolworths, Ltd.	7,136,271
127,166	WorleyParsons, Ltd.	4,519,327

		55,973,806

Austria 0.3%
9,204	OMV AG	663,880
9,804	Verbund Oesterreichishe Elektrizitaetswirtschafts AG	648,694
23,504	Voestalpine AG	1,449,383

		2,761,957

Belgium 1.4%
110,708	Belgacom SA	5,413,943
223,076	Dexia SA	5,416,054
96,203	Fortis	2,151,770

		12,981,767

China 0.1%
177,000	Tencent Holdings Ltd	1,055,122

Denmark 1.4%
15,825	Carlsberg A/S	1,669,266
24,200	Danisco A/S	1,631,408

175,132	Danske Bank A/S	6,293,115
11,250	Det Ostasiatiske Kompagni A/S (The East Asiatic Company, Ltd.)	814,449
28,200	H Lundbeck A/S	686,444
15,630	Sydbank A/S	566,960
20,912	Vestas Wind Systems A/S(a)	2,031,117

		13,692,759

Finland 2.6%
20,196	Kone Oyj	1,354,219
32,760	Konecranes Oyj	1,003,166
472,008	Nokia Oyj	17,380,477
87,262	OKO Bank PLC	1,581,090
95,470	Outokumpu Oyj (Class A)	3,027,316
10,384	Rautaruukki Oyj	430,067

		24,776,335

France 10.4%
64,400	Air France-KLM	1,796,626
123,953	AXA SA	4,257,464
115,261	BNP Paribas	11,433,242
37,293	Bouygues SA	2,875,268
10,766	Casino Guichard Perrachon SA	1,191,012
76,033	Compagnie de Saint-Gobain	5,949,771
195,186	France Telecom SA	6,883,802
7,239	Gaz de France SA	392,534
47,499	Lafarge SA	7,506,789
20,485	Lagardere SCA	1,505,021
81,496	Peugeot SA	6,032,890
18,404	Renault SA	2,100,571
145,961	Sanofi-Aventis	11,902,839
49,450	Schneider Electric SA	5,720,010
75,340	SCOR SE	1,564,924
40,968	Societe Generale	5,146,097
200,802	Total SA	14,614,067
4,434	Unibail-Rodamco	1,052,191
133,480	Vivendi	5,378,659
12,170	Wendel	1,221,108

		98,524,885

Germany 9.3%
62,769	Allianz SE	11,256,795
42,926	Altana AG	973,085
80,663	BASF AG	10,546,593
4,414	Bilfinger Berger AG	277,799
182,881	Commerzbank AG	5,549,732
47,402	Daimler AG	3,715,333
67,780	Deutsche Bank AG	7,663,618
2,568	Deutsche Boerse AG	452,033
85,100	Deutsche Lufthansa AG	2,044,096
80,511	E.ON AG	14,903,440
18,911	Heidelberger Druckmaschinen AG	520,125
87,780	Hypo Real Estate Holding AG	2,758,581
12,529	MAN AG	1,554,268
42,596	Muenchener Rueckversicherungs-Gesellschaft AG	7,693,086

36,997	RWE AG	4,566,397
18,640	Salzgitter AG	2,953,594
23,919	Siemens AG	3,096,425
132,894	ThyssenKrupp AG	6,519,029
19,001	Wincor Nixdorf AG	1,485,921

		88,529,950

Greece 1.4%
86,195	Alpha Bank AE	2,856,386
56,904	Coca-Cola Hellenic Bottling Co. SA	2,402,429
86,408	National Bank of Greece SA	5,281,252
57,549	Public Power Corp SA	2,698,713

		13,238,780

Hong Kong 2.1%
157,000	Belle International Holdings, Ltd.	184,938
168,000	Cheung Kong Infrastructure Holdings, Ltd.	636,998
39,500	CLP Holdings, Ltd.	314,233
402,300	Esprit Holdings, Ltd.	5,239,337
64,000	Hang Lung Group, Ltd.	297,029
206,652	Hong Kong Exchanges and Clearing, Ltd.	4,309,253
164,000	HongKong Electric Holdings, Ltd.	935,845
266,000	Hopewell Holdings	1,162,738
348,000	Li & Fung, Ltd.	1,310,381
97,000	Orient Overseas International, Ltd.	591,074
188,500	Swire Pacific, Ltd. (Class A)	2,559,833
387,000	Wharf Holdings, Ltd.	2,084,566

		19,626,225

Ireland 0.2%
47,743	Allied Irish Banks PLC	1,063,447
61,603	Anglo Irish Bank Corp. PLC (Ireland)	871,111

		1,934,558

Italy 3.1%
171,091	A2A SpA	687,829
495,023	Enel SpA	5,498,254
190,953	ENI SpA	6,173,991
265,053	Fiat SpA	6,224,459
14,590	Finmeccanica SpA	436,086
106,504	IFIL - Investments SpA	861,066
11,378	Prysmian SpA(a)	228,548
2,076,380	Telecom Italia SpA	4,768,586
660,015	UniCredito Italiano SpA	4,891,463

		29,770,282

Japan 19.8%
13,170	Acom Co., Ltd.	330,356
99,300	Aisin Seiki Co., Ltd.	3,977,650
164,000	Amada Co., Ltd.	1,421,566
33,600	Asahi Breweries, Ltd.	593,714
297,000	Asahi Glass Co., Ltd.	3,736,362

91,000	Asahi Kasei Corp.	558,413
40,700	Astellas Pharma, Inc.	1,765,449
72,900	Canon, Inc.	3,090,453
116,000	Chiba Bank, Ltd. (The)	864,902
52,400	Coca-Cola West Japan Co., Ltd.	1,118,674
37,000	COMSYS Holdings Corp.	319,743
20,900	Daiichi Sankyo Co., Ltd.	627,291
106,000	Dainippon Ink & Chemicals, Inc.	472,894
120,500	Denso Corp.	4,359,644
26,300	FamilyMart Co., Ltd.	781,494
69,000	Hachijuni Bank, Ltd. (The)	474,666
75,000	Hankyu Hanshin Holdings, Inc.	348,123
16,900	Hikari Tsushin, Inc.	643,692
12,500	Hitachi Construction Machinery Co., Ltd.	294,154
63,453	Hokkaido Electric Power Co., Inc.	1,391,843
109,874	Honda Motor Co., Ltd.	3,397,714
3,700	Idemitsu Kosan Co., Ltd.	318,639
546,000	ITOCHU Corp.	5,047,223
264,000	Japan Airlines Corp.	647,608
75,000	JGC Corp.	1,262,776
72,000	Joyo Bank, Ltd. (The)	411,142
96,000	Kamigumi Co., Ltd.	702,817
45,000	Kaneka Corp.	336,551
325,000	Kawasaki Kisen Kaisha, Ltd.	3,172,296
1,120,000	Kobe Steel, Ltd.	3,782,933
287,700	Komatsu, Ltd.	7,013,912
40,000	Komori Co.	853,829
39,500	Konica Minolta Holdings, Inc.	636,546
219,000	Kuraray Co., Ltd.	2,628,398
158,000	Kyowa Hakko Kogyo Co., Ltd.	1,586,039
11,700	Leopalace21 Corp.	286,193
79,000	Makita Corp.	2,960,717
535,222	Marubeni Corp.	3,733,203
196,000	Matsushita Electric Industrial Co., Ltd.	4,179,740
630,343	Mitsubishi Chemical Holdings Corp.	4,588,788
45,700	Mitsubishi Corp.	1,211,013
17,000	Mitsubishi Estate Co. Ltd.	457,617
271,000	Mitsubishi Gas Chemical Co., Inc.	2,523,578
108,000	Mitsubishi Materials Corp.	447,105
59,600	Mitsubishi UFJ Financial Group, Inc.	590,723
278,000	Mitsui & Co., Ltd.	5,663,372
487,000	Mitsui O.S.K. Lines, Ltd.	5,978,456
53,000	Mitsui Trust Holdings, Inc.	369,428
136,000	Nikon Corp.	3,781,501
18,900	Nintendo Co., Ltd.	9,557,412
778,000	Nippon Oil Corp.	5,277,685
358,000	Nippon Sheet Glass Co., Ltd.	1,652,755
73,000	Nippon Shokubai Co., Ltd.	650,021
378,000	Nippon Steel Corp.	2,297,850
866	Nippon Telegraph and Telephone Corp.	4,121,394
104,000	Nippon Yusen KK	851,704
168,500	Nissan Motor Co., Ltd.	1,573,780
41,000	Nisshinbo Industries, Inc.	441,500
6,400	Nitto Denko Corp.	315,374
55,500	NOK Corp	1,134,998
146,753	NSK, Ltd.	1,294,788
101,000	Olympus Corp.	3,407,005

121,400	Omron Corp.	2,531,558
268,000	Ricoh Co., Ltd.	4,219,520
14,500	Sankyo Co., Ltd.	776,576
153,000	Sanwa Shutter Corp.	737,631
69,000	Seino Transportation Co., Ltd.	469,739
297,000	Sekisui Chemical Co., Ltd.	1,951,580
247,000	Sekisui House, Ltd.	2,768,111
66,000	Shiseido Co., Ltd.	1,558,249
166,800	Sumitomo Corp.	2,330,900
132,100	Sumitomo Electric Industries, Ltd.	1,951,210
77,000	Sumitomo Heavy Industries, Ltd.	645,025
122,000	Sumitomo Metal Mining Co., Ltd.	2,025,961
666	Sumitomo Mitsui Financial Group, Inc.	5,345,092
29,200	Suzuken Co., Ltd.	1,067,062
5,600	Takeda Chemical Industries, Ltd.	341,956
81,320	Takefuji Corp.	2,336,922
19,500	TDK Corp.	1,253,317
14,300	Terumo Corp.	781,838
51,200	Tokai Rika Co., Ltd.	1,559,412
297,000	Tokyo Tatemono Co., Ltd.	2,527,002
40,000	Toppan Printing Co., Ltd.	401,110
144,000	Toshiba Corp.	984,057
160,000	Tosoh Corp.	674,086
20,000	Toyo Suisan Kaisha, Ltd.	381,243
38,000	Toyota Boshoku Corp.	1,161,437
52,300	Toyota Industries Corp.	2,041,091
246,634	Toyota Motor Corp.	13,353,029
25,300	Urban Corp.	235,666
13,300	USS Co., Ltd.	778,283
2,550	Yamada Denki Co., Ltd.	273,127
68,300	Yamaha Corp.	1,406,531
27,000	Yamato Kogyo Co., Ltd.	1,020,151
32,000	Zeon Corp	193,074

		188,398,752

Luxembourg 0.1%
18,150	Oriflame Cosmetics SA	996,284

Netherlands 2.4%
169,392	Aegon NV	2,530,641
180,373	European Aeronautic Defence and Space Co. NV	4,600,491
5,304	Fugro NV	363,546
271,674	ING Groep NV	8,851,677
18,540	Koninklijke Ahold NV	242,962
109,154	Koninklijke DSM NV	4,607,857
48,552	TNT NV	1,800,127

		22,997,301

New Zealand 0.3%
114,480	Fletcher Building, Ltd.	915,774
753,919	Telecom Corp. of New Zealand, Ltd.	2,381,885

		3,297,659

Norway 0.6%
411,209	DnB NOR ASA	5,374,624
21,350	Petroleum Geo-Services ASA	461,688

		5,836,312

Portugal 1.0%
256,292	Banco BPI SA	1,275,810
180,756	Banco Espirito Santo SA	3,182,444
23,999	Cimpor Cimentos de Portugal SGPS SA	188,757
49,633	Jeronimo Martins SGPS SA	407,292
299,554	Portugal Telecom SGPS SA	3,858,685
567,899	Sonae SGPS SA	1,075,145

		9,988,133

Singapore 1.5%
36,000	City Developments, Ltd.	290,387
230,000	Cosco Corp. Singapore, Ltd.	741,786
43,004	Jardine Cycle & Carriage, Ltd.	600,867
332,000	Keppel Corp., Ltd.	2,701,679
629,000	Sembcorp Industries, Ltd.	2,061,987
114,000	Singapore Exchange, Ltd.	792,121
273,000	Singapore Petroleum Co., Ltd.	1,227,143
126,000	Singapore Press Holdings, Ltd.	390,833
71,000	Venture Corp., Ltd.	521,368
1,593,000	Wilmar International, Ltd.	4,726,925
229,000	Yanlord Land Group, Ltd.	394,014

		14,449,110

South Africa 0.0%
16,930	Mondi, Ltd.	150,064

Spain 4.7%
16,641	Acerinox SA	393,263
71,708	ACS Actividades Cons y Serv	3,769,970
268,684	Banco Bilbao Vizcaya Argentaria SA	5,651,971
788,577	Banco Santander SA	13,869,239
11,993	Gas Natural SDG SA	662,029
55,732	Gestevision Telecinco SA	1,202,643
40,351	Inditex SA	2,027,163
273,715	Mapfre SA	1,117,511
198,235	Repsol YPF SA	6,339,963
279,414	Telefonica SA	8,168,279
16,272	Union Fenosa SA	1,087,983

		44,290,014

Sweden 1.7%
9,650	Alfa Laval AB	520,882
61,400	Boliden AB	562,599
11,400	Investor AB	228,563
21,718	Sandvik AB	314,811
185,587	Skandinaviska Enskilda Banken AB (Class A)	4,244,151
60,700	Svenska Cellulosa AB (Class B)	975,542
191,900	Svenska Handelbanken AB (Class A)	5,412,921
28,600	Swedbank AB	742,761

97,500	Swedish Match AB	2,153,389
20,000	Tele2 AB	410,047
16,100	Trelleborg AB (Class B)	294,258

		15,859,924

Switzerland 6.2%
414,729	ABB, Ltd.	10,372,967
168,483	Credit Suisse Group	9,592,993
199	Lindt & Spruengli AG	622,598
24,002	Nestle SA	10,745,580
76,430	Novartis AG	3,872,198
2,432	Rieter Holding AG	881,328
23,187	Roche Holding AG	4,210,092
31,014	Swatch Group AG(a)	1,626,671
9,250	Swiss Life Holding	2,246,396
63,683	Swiss Reinsurance Co.	4,784,841
40,515	UBS AG	1,683,150
28,556	Zurich Financial Services AG	8,176,481

		58,815,295

United Kingdom 20.9%
46,124	3i Group PLC	863,874
4,321	Anglo American PLC	238,760
213,784	AstraZeneca PLC	8,978,237
122,922	Aviva PLC	1,542,110
38,377	Balfour Beatty PLC	326,972
336,323	Barclays PLC	3,174,768
137,254	Barratt Developments PLC	1,159,658
281,175	BHP Billiton PLC	8,502,600
35,270	Bovis Homes Group PLC	429,160
977,359	BP PLC	10,416,680
53,956	British Airways PLC(a)	360,238
52,379	British American Tobacco PLC	1,876,351
52,041	British Land Co. PLC	1,053,414
875,806	BT Group PLC	4,550,591
105,994	Capita Group PLC	1,389,417
1,074,763	Centrica PLC	7,134,727
96,441	Charter PLC(a)	1,343,627
48,426	Close Brothers Group PLC	801,877
61,006	Daily Mail & General Trust	643,844
51,018	Firstgroup PLC	676,415
402,270	GlaxoSmithKline PLC	9,533,978
160,310	Hays PLC	329,753
479,577	HBOS PLC	6,682,447
507,232	Home Retail Group	2,874,905
497,725	HSBC Holdings PLC	7,467,616
20,083	IMI PLC	150,818
177,863	Imperial Tobacco Group PLC	8,700,169
19,363	Inchcape PLC	144,779
52,737	Investec PLC	448,962
29,545	Kazakhmys PLC	720,279
542,033	Kingfisher PLC	1,583,739
534,643	Legal & General Group PLC	1,415,400
113,552	Lloyds TSB Group PLC	991,688
147,309	Mondi PLC	1,134,239

237,933	National Grid PLC	3,678,002
61,257	Next PLC	1,728,934
476,162	Old Mutual PLC	1,187,915
26,781	Persimmon PLC	413,650
178,749	Reckitt Benckiser PLC	9,362,856
135,717	Rio Tinto PLC	13,588,235
1,267,936	Royal & Sun Alliance Insurance Group PLC	3,439,375
1,179,090	Royal Bank of Scotland Group PLC	9,090,172
357,344	Royal Dutch Shell PLC	12,811,239
360,197	Royal Dutch Shell PLC (Class B)	12,517,171
90,999	SABMiller PLC	1,968,816
72,554	Scottish & Southern Energy PLC	2,210,804
55,036	Shire PLC	986,207
36,508	Tate & Lyle PLC	356,776
512,684	Taylor Wimpey PLC	1,853,717
689,395	Tesco PLC	5,763,027
181,733	Thomas Cook Group PLC	967,181
81,231	Trinity Mirror PLC	533,458
186,044	TUI Travel PLC(a)	951,347
37,878	Unilever PLC	1,248,603
4,558,150	Vodafone Group PLC	15,945,584
63,251	William Hill PLC	515,802
55,210	Yell Group PLC	368,189

		199,129,152

	Total common stocks (cost $873,503,617)	927,074,426

PREFERRED STOCK 0.2%
Germany 0.2%
993	Porsche AG (cost $1,282,681)	1,798,659

	Total long-term investments (cost $874,786,298)	928,873,085

Principal Amount (000)
SHORT-TERM INVESTMENTS 0.3%
U.S. Government Security 0.2%
United States
2,550	United States Treasury Bills, Zero Coupon, 03/20/08(b)(c) (cost $2,540,140)	2,544,066

Shares
Affiliated Money Market Mutual Fund 0.1%
728,194	Dryden Core Investment Fund - Taxable Money Market Series(d) (cost $728,194)	728,194

	Total short-term investments (cost $3,268,334)	3,272,260

	Total Investments(e)(f) 97.9% (cost $878,054,632)	932,145,345
	Other assets in excess of liabilities(g) 2.1%	19,983,273

	Net Assets 100.0%	$952,128,618

(a)	Non-income producing security.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Prudential Investments LLC, the manager of the Fund also serves as the manager of the Dryden Core Investment Fund- Taxable Money Market Series.
(e)	As of January 31, 2008, 323 securities representing $910,631,967 and 97.7% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of January 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$879,684,408	$113,509,590	$61,048,653	$52,460,937

The difference between book basis and tax basis was attributed to deferred losses on wash sales.

(g)	Other assets in excess of liabilities included net unrealized appreciation (depreciation) on financial futures contracts and forward foreign currency exchange contracts of:

Open futures contracts outstanding at January 31, 2008:

Number of Contracts	Type	Expiration Date	Value at January 31, 2008	Value at Trade Date	Unrealized Depreciation
	Long Positions:
1	Hang Seng Stock Index	8-Feb	$150,652	$156,580	$(5,928)
75	Nikkei 225 Index	8-Mar	5,100,000	5,438,411	(338,411)
183	DJ Euro Stoxx 50 Index	8-Mar	10,392,935	11,125,569	(732,634)
6	SPI 200 Futures Index	8-Mar	756,170	852,031	(95,861)
42	FTSE 100 Index	8-Mar	4,905,902	5,094,865	(188,963)

					$(1,361,797)

Forward foreign currency exchange contracts outstanding as of January 31, 2008:

Purchase Contracts		Notional Amount	Value at Settlement Date Payable	Value at January 31, 2008	Unrealized Appreciation	Unrealized (Depreciation)
Euro,
Expiring 02/04/08	EUR	$3,900,000	$5,802,030	$5,797,550	$—	$(4,480)
Japanese Yen,
Expiring 02/04/08	JPY	80,000,000	751,527	752,477	950	—

			$6,553,557	$6,550,027	$950	$(4,480)

Sales Contracts
Australian Dollars,
Expiring 02/04/08	AUD	2,000,000	1,789,200	1,791,669	—	(2,469)
Danish Krone,
Expiring 02/04/08	DKK	829,000	165,436	165,337	99	—
Singapore Dollars,
Expiring 02/04/08	SGD	1,562,000	1,101,241	1,102,480	—	(1,239)
Swedish Krona,
Expiring 02/01/08	SEK	13,584,000	2,124,492	2,134,993	—	(10,501)
Swiss Francs,
Expiring 02/01/08	CHF	2,462,000	2,249,429	2,278,153	—	(28,724)

			$7,429,798	$7,472,632	$99	$(42,933)

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2008 was as follows:

Commercial Banks	13.9%
Oil, Gas & Consumable Fuels	7.4
Metals & Mining	6.4
Insurance	5.5
Pharmaceuticals	4.7
Diversified Telecommunication Services	4.3
Automobiles	4.0
Electric Utilities	3.2
Chemicals	3.0
Capital Markets	2.5
Food Products	2.3
Diversified Financial Services	2.2
Electrical Equipment	2.1
Machinery	2.0
Wireless Telecommunication Services	2.0
Multi-Utilities	1.9
Trading Companies & Distributors	1.9
Communications Equipment	1.8
Food & Staples Retailing	1.7
Household Durables	1.7
Auto Components	1.6
Building Products	1.3
Tobacco	1.3
Marine	1.2
Industrial Conglomerates	1.1
Media	1.1
Specialty Retail	1.1
Airlines	1.0
Household Products	1.0
Real Estate Management & Development	1.0
Software	1.0
Beverages	0.9
Construction Materials	0.9
Office Electronics	0.8
Construction & Engineering	0.6
Energy Equipment & Services	0.6
Leisure Equipment & Products	0.6
Real Estate Investment Trusts (REITs)	0.6
Aerospace & Defense	0.5
Biotechnology	0.5
Electronic Equipment & Instruments	0.4
Health Care Equipment & Supplies	0.4
Commercial Services & Supplies	0.3
Computers & Peripherals	0.3
Consumer Finance	0.3
Distributors	0.3
Hotels, Restaurants & Leisure	0.3
Internet & Catalog Retail	0.3
Personal Products	0.3
U.S. Government Security	0.3
Air Freight & Logistics	0.2
Multiline Retail	0.2
Paper & Forest Products	0.2
Textiles, Apparel & Luxury Goods	0.2
Transportation Infrastructure	0.2
Affiliated Money Market Mutual Fund	0.1
Gas Utilities	0.1
Health Care Providers & Services	0.1
Internet Software & Services	0.1
Road & Rail	0.1

97.9
Other assets in excess of liabilities	2.1

100.0%

Dryden International Value Fund

Schedule of Investments

as of January 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.9%
COMMON STOCKS
Australia 2.1%
129,488	Bluescope Steel Ltd.	$1,200,232
97,400	CSR Ltd.	275,789
186,200	Pacific Brands Ltd.	478,870
400,200	Qantas Airways Ltd.	1,698,649
59,235	Santos Ltd.	649,776
344,703	Telestra Corp. Ltd.	1,356,131
66,800	Zinifex Ltd.	632,382

		6,291,829
Austria 0.3%
14,700	Voestalpine AG	906,481
Belgium 0.5%
32,200	AGFA-Gevaert NV	358,695
9,428	Dexia SA	228,902
45,800	Fortis	1,024,408

		1,612,005
Brazil 0.8%
53,477	Empresa Brasileira de Aeronautica SA, ADR	2,320,902
Canada 4.9%
65,400	Canadian National Railway Co.	3,309,570
38,900	Canadian Natural Resources Ltd.	2,487,694
33,300	Potash Corp. of Saskatchewan, Inc.	4,691,304
100,844	Rogers Communications, Inc. (Class B Stock)	3,855,785

		14,344,353
China 3.9%
458,310	China Merchants Bank Co. Ltd. (Class H Stock)	1,615,830
299,604	China Mobile Ltd.	4,417,122
2,483,712	China Petroleum and Chemical Corp. (Class H Stock)	2,606,857
1,971,200	Country Garden Holdings Co. Ltd.*	1,494,342
1,539,800	Soho China Ltd.*	1,313,208

		11,447,359
Denmark 3.1%
19,900	Carlsberg A/S (Class B Stock)	2,099,109
24,445	Danske Bank A/S	878,396
46,900	H. Lundbeck A/S	1,141,639
81,582	Novo Nordisk A/S (Class B Stock)	5,147,044

		9,266,188
Finland 3.7%
119,100	Fortum Oyj	4,828,295
122,900	Nokia Oyj	4,525,475
26,200	Rautaruukki Oyj	1,085,107
29,000	TietoEnator Oyj	540,613

		10,979,490

France 11.8%
35,450	Air Liquide	4,943,037
510	Arkema*	28,954
102,100	AXA SA	3,506,871
27,223	BNP Paribas	2,700,368
3,700	Ciments Francais	561,615
12,400	Compagnie Generale des Establissements Michelin (Class B Stock)	1,196,694
23,100	Credit Agricole SA	710,864
113,600	France Telecom SA	4,006,434
48,900	Groupe Danone	3,952,242
33,933	LVMH Moet Hennessy Louis Vuitton SA	3,484,689
20,000	Natixis SA	339,693
17,718	PSA Peugeot Citroen SA	1,311,607
8,005	Renault SA	913,664
27,500	Sanofi-Aventis	2,242,572
6,400	Schneider Electric SA	740,305
4,300	Societe Generale	540,134
8,600	Thales SA	498,405
29,500	Thomson	360,670
20,400	Total SA	1,484,681
9,100	Valeo SA	336,259
23,600	Vivendi	950,977

		34,810,735
Germany 6.8%
46,600	BASF AG	6,069,234
15,900	DaimlerChrysler AG	1,243,371
19,500	Deutsche Bank AG	2,194,859
27,600	E.ON AG	5,082,735
27,700	Heidelberger Druckmaschinen AG	751,511
7,200	Muenchener Rueckversicherungs AG	1,293,586
40,000	ThyssenKrup AG	1,955,604
20,619	TUI AG*	445,619
4,200	Volkswagen AG	951,250

		19,987,769
Greece 1.6%
33,200	National Bank of Greece SA	2,029,182
74,036	OPAP SA	2,586,523

		4,615,705
Guernsey 0.8%
72,594	Amdocs Ltd.*	2,402,136
Hong Kong 2.0%
1,001,826	Chaoda Modern Agriculture Holdings Ltd.	1,019,438
331,100	Citic Pacific Ltd.	1,642,518
112,848	Hong Kong Exchanges and Clearing Ltd.	2,353,186
124,847	Orient Overseas International Ltd.	760,760

		5,775,902
Ireland 0.5%
43,400	Allied Irish Banks PLC	966,709
39,900	Irish Life & Permanent PLC	520,988

		1,487,697

Israel 1.7%
107,400	Teva Pharmaceutical Industries Ltd., ADR	4,944,696
Italy 1.6%
30,300	Banco Popolare Scarl*	610,646
57,101	Eni SpA	1,846,219
22,900	Finmeccanica SpA	684,467
22,100	Indesit Co. SpA	312,728
175,997	Intesa Sanpaolo SpA	1,252,538

		4,706,598
Japan 12.8%
33,973	Alpine Electronics, Inc.	503,371
54,025	Alps Electric Co. Ltd.	621,059
97,300	Asahi Kasei Corp.	597,073
175,214	Cosmo Oil Co. Ltd.	597,796
175,214	Denki Kagaku Kogyo Kabushiki Kaisha	714,741
38,100	Fanuc Ltd.	3,381,450
184,000	Fuji Heavy Industries Ltd.	738,653
47	Hokkaido Electric Power Co., Inc.	1,031
68,726	Honda Motor Co. Ltd.	2,125,264
51,800	Komatsu Ltd.	1,262,845
203,600	Kurabo Industries Ltd.	461,423
149,200	Marubeni Corp.	1,040,678
38,000	Matsushita Electric Industrial Co. Ltd.	810,358
103,178	Mitsubishi Chemical Holdings Corp.	751,118
22,700	Nifco, Inc.	508,349
8,296	Nintendo Co. Ltd.	4,195,147
114,200	Nippon Oil Corp.	774,694
67,000	Nippon Shokubai Co. Ltd.	596,594
340	Nippon Telegraph and Telephone Corp.	1,618,099
200	Nippon Unipac Group, Inc.	472,530
248	Nipro Corp.	4,976
186,500	Nissan Motor Co. Ltd.	1,741,898
43,800	Nomura Holdings, Inc.	640,161
47	NSK Ltd.	415
1,000	NTT Docomo, Inc.	1,580,949
12,200	Oji Paper Co. Ltd.	52,222
30,644	Okasan Holdings, Inc.	176,208
7	Osaka Gas Co. Ltd.	27
34,500	Ricoh Co. Ltd.	543,185
146,000	Sanwa Holdings Corp.	703,883
4,200	Seiko Epson Corp.	102,701
31,000	SMK Corp.	193,176
27,400	Sumitomo Corp.	382,894
251	Sumitomo Osaka Cement Co. Ltd.	488
107,000	Sumitomo Trust & Banking Co. Ltd. (The)	688,851
14,319	Takefuji Corp.	411,490
259	Tanabe Seiyaku Co. Ltd.	3,130
50,000	Toppan Printing Co. Ltd.	501,388
98,966	Toyota Motor Corp.	5,358,125
20,624	Yamada Denki Co. Ltd.	2,209,012
132,000	Yokohama Rubber Co. Ltd. (The)	745,763

		37,813,215

Liechtenstein 0.2%
2,900	Verwaltungs und Privat Bank AG	677,755
Mexico 2.0%
56,113	America Movil, S.A.B. de C.V., Series L, ADR	3,361,730
691,098	Wal-Mart de Mexico, S.A.B. de C.V., Series V, ADR	2,478,213

		5,839,943
Netherlands 3.1%
39,600	Aegon NV	591,607
57,300	ING Groep NV, ADR	1,866,947
103,500	Koninklijke (Royal) KPN NV	1,878,433
31,400	Oce NV	631,465
45,200	Royal Dutch Shell PLC (Class A Stock)	1,616,633
35,630	Schlumberger Ltd.	2,688,640

		9,273,725
New Zealand 0.2%
357,800	Air New Zealand Ltd.	515,232
Norway 0.5%
38,900	Norsk Hydro ASA	466,100
33,539	StatoilHydro ASA	883,121

		1,349,221
Russia 1.6%
63,300	OAO Gazprom, ADR	3,044,730
485,000	Sberbank (Class S Stock)	1,746,000

		4,790,730
Singapore 0.8%
377,970	MobileOne Ltd.	505,693
248,141	Neptune Orient Lines Ltd.	576,001
106,400	Singapore Airlines Ltd.	1,171,985

		2,253,679
South Korea 0.8%
42,770	Shinhan Financial Group Co. Ltd.	2,289,471
Spain 3.5%
59,500	Banco Bilbao Vizcaya Argentaria SA	1,251,627
140,800	Banco Santander Central Hispano SA	2,476,345
56,547	Repsol YPF SA	1,808,489
158,200	Telefonica SA	4,624,757

		10,161,218
Sweden 1.0%
44,700	Electrolux AB (Class B Stock)	703,111
156,200	Nordea Bank AB	2,132,155

		2,835,266

Switzerland 10.2%
9,400	Baloise Holding AG	835,516
2,017	Ciba Specialty Chemicals AG	82,017
37,300	Credit Suisse Group	2,123,767
1,200	Georg Fischer AG	525,648
2,279	Givaudan SA	2,247,358
18,676	Logitech International SA*	567,175
10,900	Nestle SA	4,879,878
59,033	Novartis AG	2,990,808
2,263	Rieter Holdings AG	820,084
30,725	Roche Holding AG	5,578,776
20,200	Swiss Re	1,517,733
5,000	Swisscom AG	1,995,968
110,040	UBS AG	4,571,487
4,600	Zurich Financial Services AG	1,317,125

		30,053,340
United Kingdom 16.1%
58,000	Alliance & Leicester PLC	762,059
580,400	ARM Holdings PLC	1,358,274
50,600	AstraZeneca PLC	2,125,036
63,200	Aviva PLC	792,871
193,571	Barclays PLC	1,827,241
296,400	BP PLC	3,159,028
166,655	Bradford & Bingley PLC	833,647
120,000	Brit Insurance Holdings PLC	543,375
414,700	BT Group PLC	2,154,735
70,100	Carnival PLC	3,051,369
62,100	Dairy Crest Group PLC	667,586
276,764	DSG International PLC	421,073
145,600	GKN PLC	771,305
37,300	GlaxoSmithKline PLC	884,027
119,800	HBOS PLC	1,669,299
272,238	Legal & General Group PLC	720,716
229,499	Lloyds TSB Group PLC	2,004,292
219,600	Marks & Spencer Group PLC	1,963,649
65,101	Next PLC	1,837,428
200,998	Northern Foods PLC	395,769
283,100	Old Mutual PLC	706,269
55,300	Reckitt Benckiser PLC	2,896,609
354,400	Royal & Sun Alliance Insurance Group PLC	961,338
179,400	Royal Bank of Scotland Group PLC	1,383,081
78,400	Royal Dutch Shell PLC (Class B Stock)	2,724,471
117,118	SABMiller PLC	2,533,915
47,000	Tate & Lyle PLC	459,309
128,588	TT Electronics PLC	231,911
983,000	Vodafone Group PLC	3,438,788
114,625	Vodafone Group PLC, ADR	3,988,950

		47,267,420

	TOTAL LONG-TERM INVESTMENTS (cost $241,745,126)	291,020,060

SHORT-TERM INVESTMENT 0.4%
AFFILIATED MONEY MARKET MUTUAL FUND
1,157,899	Dryden Core Investment Fund - Taxable Money Market Series (cost $1,157,899)(a)	1,157,899

	TOTAL INVESTMENTS(b)(c)—99.3% (cost $242,903,025)	292,177,959
	Other assets in excess of liabilities (d)—0.7%	2,078,197

	NET ASSETS — 100%	$294,256,156

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
CHF	Swiss Francs
EUR	Euro
MXN	Mexican Peso
*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(b)	As of January 31, 2008, 168 securities representing $245,378,840 and 83.4% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.
(c)	The United States federal income tax basis of the Portfolio’s investments was $243,255,378; accordingly, net unrealized appreciation on investments for federal income tax purposes was $48,922,581 (gross unrealized appreciation - $64,919,085; gross unrealized depreciation - $15,996,504). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(d)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at January 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Mexican Peso,
Expiring 06/06/08	MXN	13,400	$1,216,523	$1,219,570	$3,047

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Euros,
Expiring 06/24/08	EUR	6,925	$9,935,991	$10,243,310	$(307,319)
Mexican Peso,
Expiring 06/06/08	MXN	66,400	5,991,698	6,043,244	(51,546)
Swiss Franc,
Expiring 06/24/08	CHF	3,585	3,128,272	3,323,283	(195,011)

			$19,055,961	$19,609,837	$(553,876)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as January 31, 2008 were as follows:

Telecommunications	14.8%
Financial—Bank & Trust	10.9
Oil, Gas & Consumable Fuels	10.9
Pharmaceuticals	8.5
Chemicals	5.4
Automobile Manufacturers	4.8
Insurance	4.0
Utilities	3.8
Diversified Financials	3.6
Food & Beverage	3.1
Retail & Merchandising	2.9
Entertainment & Leisure	2.6
Metals & Mining	1.7
Real Estate	1.5
Electronic Components & Equipment	1.5
Food Products	1.3
Transportation	1.3
Automotive Parts	1.3
Banks	1.2
Diversified Operations	1.2
Airlines	1.2
Consumer Products & Services	1.2
Aerospace	1.0
Gaming	0.9
Beverages	0.7
Diversified Telecommunication Services	0.6
Conglomerates	0.6
Building Materials	0.5
Semiconductor Components	0.5
Office Equipment	0.4
Machinery—Construction & Mining	0.4
Electronic Components	0.4
Affiliated Money Market Mutual Fund	0.4
Business Services	0.4
Commercial Banks	0.3
Multimedia	0.3
Steel Producers/Products	0.3
Machinery & Equipment	0.3
Machinery	0.3
Manufacturing	0.3
Aerospace & Defense	0.3
Financial Services	0.2
Computer Hardware	0.2
Computer Services & Software	0.2
Auto/Trucks Parts & Equipment	0.2
Printing	0.2
Paper & Related Products	0.2
Clothing & Apparel	0.2
Distribution/Wholesale	0.1
Miscellaneous Manufacturing	0.1
Appliances	0.1

99.3
Other assets in excess of liabilities	0.7

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 25, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 25, 2008

*	Print the name and title of each signing officer under his or her signature.